Long-Term Debt (Narrative) (Details) - CAD ($)				12 Months Ended
	Dec. 24, 2019	Dec. 09, 2019	Oct. 01, 2019	Aug. 31, 2020	Aug. 31, 2019	Oct. 30, 2020	Feb. 28, 2018	Aug. 31, 2016	Aug. 31, 2004
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt				$ 2,068,000,000	$ 0
Principal amount					74,000,000
Proceeds from offering				1,300,000,000	1,000,000,000
Premium	$ 17,000,000
Accrued interest	$ 5,000,000			$ 224,000,000	$ 280,000,000
Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				4.05%
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				2.81%
Fixed rate senior notes 5.65% due October 1, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.65%		5.65%
Repayment of long-term debt			$ 1,250,000,000
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.69%
Fixed rate senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 800,000,000
Proceeds from offering		$ 792,000,000
Fixed rate senior notes 6.75% due November 9, 2039 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						6.75%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				6.89%
Fixed rate senior notes 4.25% due December 9, 2049 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		4.25%				4.25%
Principal amount		$ 300,000,000
Fixed rate senior notes 4.25% due December 9, 2049 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				4.33%
Fixed rate senior notes 5.50% due December 7, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.50%	5.50%				5.50%
Principal amount	$ 500,000,000	$ 500,000,000
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.55%
Fixed rate senior notes 3.30% due December 10, 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						3.30%
Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				3.41%
Fixed rate senior notes 3.15% due February 19, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.15%	3.15%				3.15%
Principal amount	$ 300,000,000	$ 300,000,000
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				3.17%
Fixed rate senior notes 3.80% due November 2, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						3.80%
Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				3.80%
Fixed rate senior notes 4.35% due January 31, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						4.35%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				4.35%
Fixed rate senior notes 3.80% due March 1, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						3.80%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				3.84%
Fixed rate senior notes 4.40% due November 2, 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						4.40%
Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				4.40%
Unsecured credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 1,000,000,000
Increased credit facility borrowing capacity								$ 500,000,000
Revolving term facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				50,000,000
Revolving term facility [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)
Revolving term facility [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)
Committed letters of credit [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit				$ 3,000,000	$ 3,000,000
Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from loan excess funds							$ 10,000,000
Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Ownership interest				33.33%
Bond term				10 years
Number of years interest paid				5 years
Proceeds from loan excess funds							$ 30,000,000
Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				4.683%			4.14%		6.31%
Fixed rate senior notes 2.90% due December 9, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						2.90%
Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				2.92%